SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Non-Operating Income (Expenses), Net) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary financial statement information [Abstract]
Changes in fair value of warrants		$ 18,965	$ (11,054)	$ 6,425
Issuance costs	$ (700)	(669)	0	(762)
Other		139	235	7
Non-operating income, net		$ 18,435	$ (10,819)	$ 5,670